SEGMENTS SEGMENTS (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Segment Accounting Policy [Text Block]
The accounting policies of the segments are described in Note A. Our chief operating decision-maker reviews the financial performance of each of ONEOK Partners’ three segments, as well as our financial performance, on a regular basis. Beginning in 2016, adjusted EBITDA by segment is utilized in this evaluation. We believe this financial measure is useful to investors because it and similar measures are used by many companies in our industry as a measurement of financial performance and are commonly employed by financial analysts and others to evaluate our financial performance and to compare financial performance among companies in our industry. Adjusted EBITDA for each segment is defined as net income adjusted for interest expense, depreciation and amortization, noncash impairment charges, income taxes, allowance for equity funds used during construction and other noncash items. This calculation may not be comparable with similarly titled measures of other companies. Prior period segment disclosures have been recast to reflect this change.

Intersegment and affiliate sales are recorded on the same basis as sales to unaffiliated customers and are discussed further in Note O. Revenues from sales and services provided by ONEOK Partners to our former natural gas distribution business prior to the separation, which were previously eliminated in consolidation, are now reported as sales to affiliated customers for the year ended December 31, 2014, and are no longer eliminated in consolidation. Revenues from sales and services provided by ONEOK Partners to our former natural gas distribution business after the separation are reported as sales to unaffiliated customers as these now represent third-party transactions.